Employee benefit plans (Tables)	12 Months Ended
Dec. 31, 2024
Retirement Benefits [Abstract]
Employee Benefit Plans - Schedule of Defined Benefit Plan Liabilities
Personnel Costs	As at December 31,	As at December 31,	As at December 31,
USD'000	2024	2023	2022
Wages and Salaries	13,139	12,507	12,401
Social security contributions	3,977	3,611	3,123
Net service costs	350	449	422
Other components of defined benefit plans, net	29	(45)	14
Total	17,495	16,522	15,960

Employee Benefit Plans - Schedule of Assumptions
	As at December 31,
Assumptions	2024	2024	2023	2023	2022	2022
	France	Switzerland	France	Switzerland	France	Switzerland
Discount rate	3.10%	0.97%	3.05%	1.52%	3.65%	2.25%
Expected rate of return on plan assets	n/a	3.05%	n/a	3.04%	n/a	3.00%
Salary increases	3%	2%	3%	2%	3%	1.50%

Employee Benefit Plans - Schedule of Changes in Fair Value of Plan Assets
Reconciliation to Balance Sheet start of year
USD'000
Fiscal year	2024	2023	2022

Fair value of plan assets	(11,142)	(10,108)	(12,169)
Projected benefit obligation	14,143	11,867	16,938
Surplus/deficit	3,001	1,759	4,769
Opening balance sheet liability / (asset) (funded status)	3,001	1,759	4,769

Reconciliation of benefit obligation during the year
Projected benefit obligation at start of year	14,143	11,867	16,938
Net service cost	225	237	213
Interest expense	214	279	52
Plan participant contributions	118	98	98
Net benefits paid to participants	177	(100)	(2,225)
Prior service costs	-	(19)	-
Actuarial losses / (gains)	1,067	606	(2,892)
Currency translation adjustment	(1,040)	1,175	(317)
Projected benefit obligation at end of year	14,904	14,143	11,867

Reconciliation of plan assets during year
Fair value of plan assets at start of year	(11,142)	(10,108)	(12,169)
Employer contributions paid over the year	(218)	(184)	(190)
Plan participant contributions	(118)	(98)	(98)
Net benefits paid to participants	(184)	78	2,201
Interest income	(326)	(311)	(157)
Return in plan assets, excl amounts included in net interest	115	501	82
Currency translation adjustment	846	(1,020)	223
Fair value of plan assets at end of year	(11,027)	(11,142)	(10,108)

Reconciliation to balance sheet end of year
Fair value of plan assets	(11,027)	(11,142)	(10,108)
Defined benefit obligation - funded plans	14,904	14,143	11,867
Surplus/deficit	3,877	3,001	1,759

Closing balance sheet liability / (asset) (funded status)	3,877	3,001	1,759

Employee Benefit Plans - Schedule of Changes in Projected Benefit Obligations
Movement in Funded Status
USD'000
Fiscal year	2024	2023	2022

Opening balance sheet liability (funded status)	3,001	1,759	4,769

Net service cost	225	237	213
Net interest cost / (credit)	(112)	(32)	(105)
Amortization of net (gain) / loss	22	-	152
Amortization of prior service cost / (credit)	(48)	(26)	(28)
Currency translation adjustment	-	(2)	(5)
Total net periodic benefit cost / (credit)	87	177	227

Actuarial (gain) / loss on liabilities from changes to financial assumptions	1,067	1,005	(3,001)
Actuarial (gain) / loss on liabilities due to experience	-	(399)	109
Return in plan assets, excl. amounts included in net interest	115	501	82
Prior service cost / (credit)	-	(19)	-
Amortization of net (gain) / loss	(22)	-	(152)
Amortization of prior service cost / (credit)	48	26	28
Currency translation adjustment	-	37	0
Total (gain) / loss recognized via other comprehensive income	1,208	1,151	(2,934)

Employer contributions paid in the year	(218)	(184)	(190)
Cashflow required to pay benefit payments	(7)	(22)	(24)
Total cashflow	(225)	(206)	(214)

Currency translation adjustment	(194)	120	(89)
Closing balance sheet liability (funded status)	3,877	3,001	1,759

Reconciliation of unrecognized (gain) / loss
Unrecognized (gain) / loss at beginning of year	795	(338)	2,651
Amortization during the year	(22)	-	(152)
Actuarial (gain) / loss on liabilities	1,067	606	(2,892)
Actuarial (gain) / loss on assets	112	535	82
Currency translation adjustment	(61)	(8)	(27)
Unrecognized (gain) / loss at year-end	1,891	795	(338)

Reconciliation of unrecognized prior service cost / (credit)
Unrecognized prior service cost / (credit) at beginning of year	(542)	(503)	(537)
Prior service cost for the current period	-	(19)	-
Amortization during the year	48	26	28
Currency translation adjustment	38	(46)	6
Unrecognized prior service cost / (credit) at year-end	(456)	(542)	(503)

Employee Benefit Plans - Schedule of Future Contributions Payable

The table below shows the breakdown of expected future contributions payable to the Plan :

Period USD'000	Switzerland	France
2025	422	30
2026	431	50
2027	2,227	53
2028	535	39
2029	855	-
2030 to 2034	2,539	394